AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2014
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at June 30, 2014	As at December 31, 2013
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$43,077	$30,583
Unrealized gains in accumulated other comprehensive income (loss)	27,786	11,530

Estimated fair value	70,863	42,113

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	1,006	39,933
Unrealized losses in accumulated other comprehensive income (loss)	(331)	(7,465)

Estimated fair value	675	32,468

Total estimated fair value of available-for-sale securities	$71,538	$74,581